ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES

360 DigiTech, Inc. (the “Company”, previously known as “360 Finance, Inc. ”) was incorporated in Cayman Islands with limited liability on April 27, 2018. The Company and its subsidiaries (together, the “Group”) are engaged in matching borrowers with credit demand to a diversified pool of financial institutions with credit to supply through a financial technology platform.

The Company’s significant subsidiaries and its consolidated Variable Interest Entities (“VIEs”) as of June 30, 2022 are as follows:

	Date of	Place of
	Incorporation	Incorporation
Subsidiaries
HK Qirui International Technology Company Limited (“HK Qirui”)	June 14, 2018	Hong Kong
Shanghai Qiyue Information & Technology Co., Ltd. (“Qiyue”)	August 7, 2018	PRC
Shanghai Qidi Information Technology Co., Ltd. (“Qidi”)	June 27, 2019	PRC
Beihai Qicheng Information & Technology Co., Ltd. (“Qicheng”)	August 6, 2019	PRC
VIEs and VIEs’ Subsidiaries
Shanghai Qiyu Information & Technology Co., Ltd. (“Qiyu”)	July 25, 2016	PRC
Fuzhou 360 Online Microcredit Co., Ltd. (“Fuzhou Microcredit”)	March 30, 2017	PRC
Fuzhou 360 Financing Guarantee Co., Ltd. (“Fuzhou Guarantee”)	June 29, 2018	PRC
Shanghai Qiyaoxin Technology Co., Ltd. (formerly known as “Shanghai 360 Financing Guarantee Co., Ltd.”, “Shanghai Financing Guarantee”)	May 20, 2019	PRC

History of the Group and reorganization under identical common ownership

The Group started its business in 2016 through Qiyu, a limited liability company in the People’s Republic of China (“PRC”). In 2018, the Company undertook a series of transactions to redomicile its business from the PRC to the Cayman Islands and established intermediary companies of HK Qirui and Qiyue (“WFOE”) for the purpose of establishing a VIE structure of the Group. The WFOE entered into VIE agreements which effectively provided control to the WFOE over the operations of the VIEs.

The VIE arrangement

PRC laws and regulations prohibit or restrict foreign control of companies involved in provision of internet content and certain finance business. To comply with these foreign ownership restrictions, the Company operates substantially all of its service through its VIEs in the PRC.

The VIEs hold leases and other assets necessary to provide services and generate the majority of the Company’s revenues. To provide the Company effective control over the VIEs and the ability to receive substantially all of the economic benefits of the VIEs, a series of contractual arrangements were entered into amongst Qiyue (“WFOE”), VIEs and their beneficial shareholders. In June 2022, the set of VIE agreements were terminated and replaced by a set of new VIE agreements signed by the same parties, with no material changes to the major terms.

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES - continued

The VIE arrangement - continued

Agreements that were entered to provide the Company effective control over the VIEs

Voting Proxy Agreement

Pursuant to the voting proxy agreement entered into among WFOE, Qiyu and Shanghai Qibutianxia Information Technology Co., Ltd. (formerly known as Beijing Qibutianxia Technology Co., Ltd. “Qibutianxia”), Qibutianxia would irrevocably authorize the WFOE or any person designated by the WFOE to act as its attorney-in-fact to exercise all of its rights as a shareholder of Qiyu, including, but not limited to: (i) to convene and participate in shareholders’ meeting pursuant to the constitutional documents of Qiyu in the capacity of a proxy of Qibutianxia; (ii) to exercise the voting rights pursuant to the relevant PRC laws and regulations and the articles of Qiyu, on behalf of Qibutianxia, and adopt resolutions, including but not limited to dividend rights, sale or transfer or pledge or disposal of part or all of Qiyu’s equity; (iii) to nominate, designate or appoint and remove the legal representative, directors, supervisors and other senior management of Qiyu pursuant to the constitutional documents of Qiyu.

The Voting Proxy Agreement has an indefinite term and will be terminated in the event that (i) it is unilaterally terminated by the WFOE, or (ii) it is legally permissible for the WFOE, the Company or any of the subsidiaries to hold equity interests directly or indirectly in Qiyu and the WFOE or its designated person is registered to be the sole shareholder of Qiyu.

Exclusive Option Agreement

Pursuant to the exclusive option agreement entered into among WFOE, Qiyu and Qibutianxia, the sole Registered Shareholder of Qiyu. Qibutianxia irrevocably grants the WFOE an exclusive option to purchase or designate one or more persons to purchase, all or part of its equity interests in Qiyu, and Qiyu irrevocably grants the WFOE an exclusive option to purchase all or part of its assets, subject to applicable PRC laws. The WFOE or its designated person may exercise such options at the lowest price permitted under applicable PRC laws. Qibutianxia and Qiyu will undertake that, among other things, without the WFOE’s prior written consent, including but not limited to: (i) they shall not in any manner supplement, change or amend the constitutional documents of Qiyu, increase or decrease their registered capital, or change the structure of their registered capital in other manner; (ii) they shall not at any time following the signing of the Exclusive Option Agreement, sell, transfer, pledge or dispose of in any manner any assets of Qiyu or interest in the business or revenues of Qiyu, or allow the encumbrance thereon of any security interest; (iii) they shall not cause or permit Qiyu to merge, consolidate with, acquire or invest in any person. In addition, Qibutianxia will undertake that, without the WFOE’s prior written consent, it will not, among other things including, but not limited to, sell, transfer, pledge or dispose of in any other manner the legal or beneficial interest in Qiyu, or allow the encumbrance thereon of any security interest, except for the equity pledge under Qiyu’s equity interests pursuant to the Equity Interest Pledge Agreement.

The Exclusive Option Agreement has an indefinite term commencing from its date of signing unless and until all the equity interests and assets subject to the agreement have been transferred to the WFOE and/or its designated person and the WFOE and its subsidiaries or affiliates can legally operate the business of Qiyu, whereby the exclusive option agreement shall terminate. WFOE is entitled to unilaterally terminate the Exclusive Option Agreement while other parties to the Exclusive Option Agreement may not terminate the Exclusive Option Agreement unilaterally, unless otherwise provided under PRC laws.

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES - continued

The VIE arrangement - continued

Agreements that were entered to transfer economic benefits to the Company

Exclusive Business Cooperation Agreement

Pursuant to the exclusive business cooperation agreement between the WFOE and Qiyu, Qiyu agreed to engage the WFOE as its exclusive service provider of, among other things, consulting and technical services required by Qiyu’s business. Qiyu will agree to pay the WFOE service fee at the amount which is adjusted at the WFOE’s sole discretion taking into account factors including but not limited to: (i) the management and technical difficulty and the complexity of the management, technical consulting and other services provided by the WFOE; (ii) the time required by relevant personnel of the WFOE in providing such management and technical consulting and other services; (iii) the exact content and business value of the management, technical consulting and other services; (iv) the exact content and business value of intellectual property license and lease provided by the WFOE; and (v) the market price of services of similar types. In addition, absent the prior written consent of the WFOE, during the term of the Exclusive Business Cooperation Agreement, with respect to the services subject to the Exclusive Business Cooperation Agreement and other matters, Qiyu and its subsidiaries shall not accept the same or any similar services provided by any third party and shall not establish cooperation relationships similar to that formed by the exclusive business cooperation agreement with any third party. The WFOE would have the exclusive ownership of all the intellectual property rights created as a result of the performance of the Exclusive Business Cooperation Agreement to the extent permitted by applicable PRC laws. The Company considers that the arrangement will ensure the economic benefits generated from the operations of the consolidated affiliated entities flow to the WFOE and hence, the Group as a whole.

The Exclusive Business Cooperation Agreement has an indefinite term. The Exclusive Business Cooperation Agreement may be terminated by the WFOE: (i) when Qiyu becomes insolvent, bankrupt or subject to liquidation or dissolution procedures; (ii) upon the transfer of the entire equity interests in and the transfer of all assets of Qiyu to the WFOE or its designated person pursuant to the exclusive option agreement entered into between the WFOE, Qiyu and Qibutianxia; (iii) when it is legally permissible for the WFOE to hold equity interests directly or indirectly in Qiyu and the WFOE or its designated person is registered to be the shareholder of Qiyu; (iv) when relevant government authorities refuse to renew the expired operating period of Qiyu or the WFOE; (v) by giving Qiyu a 30 days’ prior written notice of termination; or (vi) Qiyu breaches the Exclusive Business Cooperation Agreement. Qiyu is not contractually entitled to unilaterally terminate the Exclusive Business Cooperation Agreement with the WFOE.

Loan Agreement

Pursuant to the loan agreement among the WFOE, Qiyu and Qibutianxia, the WFOE is entitled to provide interest-free loans, to the extent permitted by laws, regulations and industry policies of the PRC from time to time at such time and amount as it deems appropriate to Qibutianxia for the purpose of Qiyu’s business operation and development, including but not limited to directly injecting such funds to the registered capital of Qiyu. Each of the loans made under this loan agreement has no fixed term, and unless otherwise agreed, the WFOE shall unilaterally decide when to withdraw the loans, provided that the WFOE shall notify Qibutianxia in writing one month in advance. The loan agreement shall remain in effect during Qiyu’s term (and any renewable term provided by the PRC law), and shall automatically terminate after the WFOE and/or other entities designated by the WFOE fully exercise all their rights under the exclusive option agreement.

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES – continued

The VIE arrangement – continued

Equity Interest Pledge Agreement

Pursuant to the equity pledge agreement, Qibutianxia agreed to pledge all of its equity interests in Qiyu to the WFOE as a security interest to guarantee the performance of contractual obligations and the payment of outstanding debts under the VIE arrangements. In the event of a breach by Qiyu or Qibutianxia of contractual obligations under the VIE arrangements, the WFOE, as pledgee, will have the right to dispose of the pledged equity interests in Qiyu. Qibutianxia has undertaken to the WFOE, among other things, not to transfer its equity interests in Qiyu and not to create or allow any pledge thereon that may affect the rights and interest of the WFOE without its prior written consent.

The Company also has some other sets of VIE contractual arrangements. The arrangements with its significant VIEs include 1) the arrangement among the WFOE, Fuzhou Guarantee and Qibutianxia, and 2) the arrangement among the WFOE, Shanghai Financing Guarantee and two fully owned subsidiaries of Qibutianxia. These sets of the contractual agreements are substantially similar to the set with Qiyu as described above.

In April 2021, the contractual arrangements amongst WFOE, Fuzhou Microcredit and Qibutianxia were terminated and Qibutianxia transferred all of its equity interest in Fuzhou Microcredit to Qiyu. As a result, Fuzhou Microcredit became a wholly-owned subsidiary of Qiyu. This transaction had no impact to the consolidated financial statements.

Risks in relation to VIE structure

The Company believes that the contractual arrangements with Qiyu, Fuzhou Guarantee, Shanghai Financing Guarantee and their shareholders, Qibutianxia, are in compliance with existing PRC laws and regulations and are valid, binding and enforceable and will not result in any violation of PRC laws or regulations and the PRC regulatory authorities may take a contrary view. If the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the regulatory authorities may exercise their discretion and:

●	revoke the business and operating licenses of the Company’s PRC subsidiaries or consolidated affiliated entities;
●	restrict the rights to collect revenues from any of the Company’s PRC subsidiaries;
●	discontinue or restrict the operations of any related-party transactions among the Company’s PRC subsidiaries or consolidated affiliated entities;
●	require the Company’s PRC subsidiaries or consolidated affiliated entities to restructure the relevant ownership structure or operations;
●	take other regulatory or enforcement action is, including levying fines that could be harmful to the Company’s business; or
●	impose additional conditions or requirements with which the Company may not be able to comply.

The imposition of any of these penalties may result in a material adverse effect on the Company’s ability to conduct its business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIEs or the right to receive substantially all of their economic benefits, the Company would no longer be able to consolidate the financial results of the VIEs.

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES - continued

The VIE arrangement – continued

Risks in relation to VIE structure - continued

These contractual arrangements allow the Company to effectively control Qiyu, Fuzhou Guarantee and Shanghai Financing Guarantee, and to derive substantially all of the economic benefits from them. Accordingly, the Company treats Qiyu, Fuzhou Guarantee and Shanghai Financing Guarantee as VIEs. Because the Company is the primary beneficiary, the Company has consolidated the financial results of the VIEs.

The following financial statement amounts and balances of the VIEs were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances. The table below does not include the financial information of the consolidated trusts (see note 2 “Consolidated Trusts”):

	December 31,	June 30,
	2021	2022
	RMB	RMB
ASSETS
Cash and cash equivalents	4,605,851	6,556,202
Restricted cash	1,986,512	2,344,124
Funds receivable from third party payment service providers	153,151	312,447
Accounts receivable and contract assets, net	2,133,477	1,653,349
Financial assets receivable, net	3,806,243	3,618,560
Security deposit prepaid to third-party guarantee companies	874,886	698,478
Amounts due from related parties	608,924	384,804
Loans receivable, net	1,197,532	1,305,091
Prepaid expenses and other assets	235,780	253,539
Property and equipment, net	15,074	12,831
Land use rights, net	1,018,908	1,008,548
Intangible assets	3,972	4,433
Deferred tax assets	779,291	967,237
Accounts receivable and contract assets, net-non current	217,298	290,528
Financial assets receivable, net-non current	597,965	683,078
Amounts due from related parties, non-current	121,855	49,627
Loans receivable, net-non current	1,029,545	2,634,648
Other non-current assets	27,729	48,602
Total Assets	19,413,993	22,826,126

LIABILITIES
Short term loans	150,000	150,000
Guarantee liabilities-stand ready	4,818,144	4,538,963
Guarantee liabilities-contingent	3,285,081	3,320,414
Accrued expenses and other current liabilities	1,820,609	1,617,329
Income tax payable	449,553	581,136
Other tax payable	218,017	108,509
Amounts due to related parties	94,057	82,063
Deferred tax liabilities	65,542	27,328
Other long-term liabilities	10,271	23,958
Total liabilities	10,911,274	10,449,700

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES - continued

The VIE arrangement – continued

Risks in relation to VIE structure - continued

	Six months ended June 30,
	2021	2022
	RMB	RMB
	(unaudited)
Net revenue	6,248,574	6,713,481
Net income	2,930,834	1,566,142

	Six months ended June 30,
	2021	2022
	RMB	RMB
	(unaudited)
Net cash provided by operating activities	1,861,811	2,453,285
Net cash (used in) investing activities	(351,780)	(2,148,700)
Net cash provided by financing activities	673,400	—

The consolidated VIEs contributed 82% (unaudited) and 79% of the Group’s consolidated revenue for the six months ended June 30, 2021 and 2022, respectively. As of December 31, 2021 and June 30, 2022, the consolidated VIEs accounted for an aggregate of 58% and 61%, respectively, of the consolidated total assets, and 60% and 51%, respectively, of the consolidated total liabilities.

There are no assets of the VIEs that are collateral for the obligations of the VIEs and their subsidiaries and can only be used to settle the obligations of the VIEs and their subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholder of the VIEs.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 14 for disclosure of restricted net assets.

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“USD”) except for number of shares and per share data, or otherwise noted)

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES

360 DigiTech, Inc. (the “Company”, previously known as “360 Finance, Inc.”) was incorporated in Cayman Islands with limited liability on April 27, 2018. The Company, its subsidiaries, its consolidated variable interest entities (“VIEs”) (together, the “Group”) are engaged in matching borrowers with credit demand to a diversified pool of financial institutions with credit to supply through a financial technology platform.

The VIE arrangements

PRC laws and regulations prohibit or restrict foreign control of companies involved in provision of internet content and certain finance business. To comply with these foreign ownership restrictions, the Company operates substantially all of its service through its VIEs in the PRC.

The VIEs hold leases and other assets necessary to provide services and generate the majority of the Company’s revenues. To provide the Company effective control over the VIEs and the ability to receive substantially all of the economic benefits of the VIEs, a series of contractual arrangements were entered into amongst Qiyue (“WFOE”), VIEs and their beneficial shareholders. In June 2022, the set of VIE agreements were terminated and replaced by a set of new VIE agreements signed by the same parties, with no material changes to the major terms.

Risks in relation to VIE structure

The following financial statement amounts and balances of the VIEs were included in the accompanying unaudited condensed consolidated financial statements after elimination of intercompany transactions and balances. The table below does not include the financial information of the consolidated trusts (see note 2 “Consolidated Trusts”):

	December 31,	September 30,
	2021	2022
	RMB	RMB
ASSETS
Cash and cash equivalents	4,605,851	6,753,079
Restricted cash	1,986,512	2,383,178
Short term investments	—	30,000
Security deposit prepaid to third-party guarantee companies	874,886	549,548
Funds receivable from third party payment service providers	153,151	983,851
Accounts receivable and contract assets, net	2,133,477	1,589,517
Financial assets receivable, net	3,806,243	3,321,117
Amounts due from related parties	608,924	317,557
Loans receivable, net	1,197,532	1,998,988
Prepaid expenses and other assets	235,780	337,254
Accounts receivable and contract assets, net-non current	217,298	297,756
Financial assets receivable, net-non current	597,965	755,977
Amounts due from related parties, non-current	121,855	70,322
Loans receivable, net-non current	1,029,545	2,575,089
Property and equipment, net	15,074	17,887
Land use rights, net	1,018,908	1,003,366
Intangible assets	3,972	4,131
Deferred tax assets	779,291	1,086,165
Other non-current assets	27,729	42,719
Total Assets	19,413,993	24,117,501

LIABILITIES
Accrued expenses and other current liabilities	1,820,609	1,699,591
Amounts due to related parties	94,057	138,542
Short term loans	150,000	150,000
Guarantee liabilities – stand ready	4,818,144	4,385,117
Guarantee liabilities – contingent	3,285,081	3,404,333
Income tax payable	449,553	644,363
Other tax payable	218,017	146,792
Deferred tax liabilities	65,542	23,810
Other long-term liabilities	10,271	22,929
Total liabilities	10,911,274	10,615,477

	Nine months ended September 30,
	2021	2022
	RMB	RMB
Net revenue	10,070,969	10,012,621
Net income	4,551,396	2,291,880

	Nine months ended September 30,
	2021	2022
	RMB	RMB
Net cash provided by operating activities	3,274,881	3,191,592
Net cash (used in) investing activities	(1,008,797)	(2,964,541)
Net cash provided by financing activities	673,400	(2,987)

The consolidated VIEs contributed 82% and 79% of the Group’s consolidated revenue for the nine months ended September 30, 2021 and 2022, respectively. As of December 31, 2021 and September 30, 2022, the consolidated VIEs accounted for an aggregate of 58% and 60%, respectively, of the consolidated total assets, and 60% and 48%, respectively, of the consolidated total liabilities.

Other than the land use right held as loan collateral as disclosed in Note 8, there are no assets of the VIEs that are collateral for the obligations of the VIEs and their subsidiaries and can only be used to settle the obligations of the VIEs and their subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholder of the VIEs.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of cash dividends.